CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash and cash equivalents	$ 8,454,000	$ 1,673,000
Accounts receivable, trade, net of allowance for doubtful accounts	4,252,000	811,000
Due from a related party	5,000	70,000
Inventories	334,000	186,000
Prepaid expenses and other assets	1,126,000	460,000
Total current assets	14,171,000	3,200,000
FIXED ASSETS:
Vessels, net	63,672,000	45,728,000
Total fixed assets	63,672,000	45,728,000
OTHER NON-CURRENT ASSETS:
Deferred charges, net	1,175,000	152,000
Total assets	79,018,000	49,080,000
CURRENT LIABILITIES:
Accounts payable, trade and other	281,000	263,000
Due to related parties	410,000	59,000
Accrued liabilities	1,154,000	381,000
Unearned revenue	374,000	228,000
Total current liabilities	2,459,000	931,000
Commitments and contingencies
STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value; 100,000,000 shares authorized, 519,172 and 510,000 issued and outstanding as at December 31, 2022 and 2021, respectively	5,000	5,000
Common stock, $0.01 par value; 1,000,000,000 shares authorized; 10,183,996 and 882,024 issued and outstanding as at December 31, 2022 and 2021, respectively	102,000	9,000
Additional paid-in capital	78,773,000	48,070,000
(Accumulated Deficit)/Retained Earnings	(2,321,000)	65,000
Total stockholders' equity	76,559,000	48,149,000
Total liabilities and stockholders' equity	$ 79,018,000	$ 49,080,000